Provisions and other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about provisions and non-current liabilities [abstract]
Disclosure of other provisions [text block]
(USD millions)	2020	2019

Accrued liability for employee benefits:
Defined benefit pension plans [1]	3 538	3 469

Other long-term employee benefits and deferred compensation	637	546

Other post-employment benefits [1]	543	612

Environmental remediation provisions	642	592

Provisions for product liabilities, governmental investigations and other legal matters	181	200

Contingent consideration [2]	984	958

Other non-current liabilities	409	255

Total provisions and other non-current liabilities	6 934	6 632

[1] Note 25 provides additional disclosures related to post-employment benefits.
[2] Note 29 provides additional disclosures related to contingent consideration.

Accrual for environmental loss contingencies [table text block]
(USD millions)	2020	2019	2018

January 1	714	692	761

Cash payments	– 10	– 30	– 48

Releases [1]	– 27	– 83	– 21

Additions [2]	82	124	7

Currency translation effects	50	11	– 7

December 31	809	714	692

Less current provision	– 167	– 122	– 58

Non-current environmental remediation provisions at December 31	642	592	634

[1] Releases of provisions credited to the consolidated income statement from continuing operations were USD 21 million in 2018.
[2] Additions to provisions charged to the consolidated income statement from continuing operations were USD 7 million in 2018.

Accrual for environmental loss contingencies, fiscal year maturity [table text block]
(USD millions)	Expected cash outflows

Due within two years	181

Due later than two years, but within five years	210

Due later than five years, but within 10 years	338

Due after 10 years	80

Total environmental remediation liability provisions	809

Accrual for product liabilities government investigations other legal matters loss contingencies [table text block]
(USD millions)	2020	2019	2018

January 1	1 369	340	351

Provisions related to discontinued operations [1]		– 42

Impact of acquisitions of businesses	11	10

Cash payments	– 1 863	– 116	– 118

Releases of provisions [2]	– 31	– 52	– 107

Additions to provisions [3]	1 018	1 230	220

Currency translation effects	– 17	– 1	– 6

December 31	487	1 369	340

Less current portion	– 306	– 1 169	– 126

Non-current product liabilities, governmental investigations and other legal matters provisions at December 31	181	200	214

[1] Notes 1, 2 and 30 provide information related to discontinued operations.
[2] Releases of provisions credited to the consolidated income statement from continuing operations were USD 107 million in 2018.
[3] Additions to provisions charged to the consolidated income statement from continuing operations were USD 220 million in 2018.